Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Components of other liabilities
The following table summarizes the components of Other liabilities, current and Other liabilities, non-current (dollars in thousands):

	March 31, 2021	December 31, 2020
Other liabilities, current
Accrued compensation	$2,106	$1,560
Salary continuation payments	1,533	1,215
Restricted stock units	837	913
Deferred payroll tax liability	471	436
Accrued directors fees	33	33
Total	$4,980	$4,157

Other liabilities, non-current
Salary continuation payments	$904	$1,145
Deferred payroll tax liability	471	505
Total	$1,375	$1,650

The following table summarizes the components of Other liabilities, current and Other liabilities, non-current (in thousands):

	December 31, 2020	December 31, 2019
	(as restated)
Other liabilities, current
Accrued compensation, benefits, continuation obligation, and bonus	4,157	2,349
Accrued compensation for phantom shares - Note 15	—	1,590
Total	$4,157	$3,939

Other liabilities, non-current
Compensation and benefits continuation obligation	$1,145	$—
Payroll tax liability	505	—
Total	$1,650	$—